Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Unvested Restricted Stock Units Roll Forward
RSU activity under the Plan is as follows:

	Unvested RSUs outstanding
	Number of shares	Weighted average grant date fair value
Balance, December 31, 2020	—	$—
Granted	44,635,346	4.56
Vested	(917,959)	4.98
Forfeited	(9,662,674)	3.93

Balance, December 31, 2021	34,054,713	$4.72

Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount
Total stock-based compensation expense by function was as follows (in thousands):

	Twelve months ended December 31,
	2021	2020
Research and Development	$206,879	$14,082
General and Administrative	13,179	2,798

Total	$220,058	$16,880

Two Thousand And Seventeen Equity Incentive Plan [Member]
Summary of Share-based Compensation Arrangements by Share-based Payment Award
Stock option activity under the 2017 Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate Intrinsic value (1)
Balance, December 31, 2019	69,990,959	$0.80
Granted	13,940,467	1.44
Exercised	(3,263,193)	0.89
Forfeited	(5,584,769)	1.20

Balance, December 31, 2020	75,083,464	$0.88

Granted	19,480,375	3.67
Exercised	(8,210,529)	0.95
Forfeited	(6,708,760)	2.28

Balance, December 31, 2021	79,644,550	$1.44

Exercisable at December 31, 2021	50,613,778	$0.95	6.93	$521,957

(1)	Calculated as the closing stock price on December 31, 2021 of $11.26 less the option exercise price.multiplied by the number of options.